Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

10. Fair Value Measurements

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value and in disclosing fair value measurements at the measurement date. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (“ASC 820-10-35”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

ASC 820-10-35 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 Inputs – Level 1 inputs are unadjusted quoted prices in active markets for assets or liabilities identical to those to be reported at fair value. An active market is a market in which transactions occur for the item to be fair valued with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Inputs – Level 2 inputs are inputs other than quoted prices included within Level 1. Level 2 inputs are observable either directly or indirectly. These inputs include: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active, such as when there are few transactions for the asset or liability, the prices are not current, price quotations vary substantially over time or in which little information is released publicly; (c) Inputs other than quoted prices that are observable for the asset or liability; and (d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 Inputs – Level 3 inputs are unobservable inputs for an asset or liability. These inputs should be used to determine fair value only when observable inputs are not available. Unobservable inputs should be developed based on the best information available in the circumstances, which might include internally generated data and assumptions being used to price the asset or liability.

When determining the fair value measurements for assets or liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets. When identical assets are not traded in active markets, the Company looks to market observable data for similar assets.

The following tables present the fair values of derivative instruments included in our consolidated balance sheets as of December 31, 2018 and 2017 (in thousands):

Fair Value of Derivative Instruments
	Liability Derivatives
	2018		2017
Balance at December 31, 2018	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Deriviative liability	Convertible debt, net	$344	N/a	$-

The Effect of Derivative Instrument on the Statement of Operations

for the Nine Months Ended December 31, 2018 and 2017

		Amount of Loss Recognized in Statement of Operations
Derivatives not designated as hedging instruments	Location of Loss Recognized in Statement of Operations	2018	2017
2018 Notes Conversion Options
	Change in fair value of derivative liabilities and loss on debt extinguishment	$(27,134)	$-
	Amortization of debt discount & deferred loan costs	(1,042)	-
		$(28,176)	$-

The Company accounts for Series Q warrants in accordance with ASC 480. The Series Q warrants are accounted for as liabilities due to provisions in the warrants allowing the warrant holders to request redemption, upon a change of control, and failure to timely deliver shares of Class A common stock upon exercise or default. The Company classifies these warrant liabilities on the Consolidated Balance Sheet as long-term liabilities, which are revalued at each balance sheet date subsequent to their initial issuance. The Company used a Monte Carlo pricing model to value these warrant liabilities. The Monte Carlo pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions. The following tables summarize the basis used to measure certain financial assets and liabilities at fair value on a recurring basis in the consolidated balance sheets:

		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Items	Inputs	Inputs
Balance at December 31, 2018 (in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$511	-	-	$511
Derivative liability	344	-	-	344
	$855	-	-	$855

The following table shows the reconciliation from the beginning to the ending balance for the Company’s common stock warrant liability and embedded derivative liability measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3) for the period ended December 31, 2018:

		Embedded
	Common Stock	derivative
(in thousands)	warrant liability	liability	Total
Fair value of financial liabilities at December 31, 2017	$76	$-	$76
Common stock warrant liability	6,818	-	6,818
Expiration of common stock warrant liabilities	(48)	-	(48)
Change in the fair value of common stock warrant liabilities, net	(1,940)	-	(1,940)
Adjustment for exercise of common stock warrant liabilities	(4,395)	-	(4,395)
Derivative liability	-	3,195	3,195
Investor Notes		(109)	(109)
Change in the fair value of derivative liabilities and additional amounts earned	-	17,910	17,910
Conversions of 2018 Notes	-	(20,652)	(20,652)
Fair value of financial liabilities at December 31, 2018	$511	$344	$855

2018 Notes Derivative Liability

The fair value of the 2018 Notes derivative liabilities was derived using a Lattice pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions. The assumptions used on April 9, 2018, June 30, 2018, September 30, 2018 and December 31, 2018 to value the derivative liabilities are as follows:

	Conversion Price	Closing Market Price (average)	Risk-free Rate	Dividend Yield	Market Price Volatility	Remaining Term (years)	Debt Yield	Soft Call Threshold	First Redemption Period	Second Redemption Period
Derivative Liability April 09, 2018	$1.26	$0.85	2.08%	0.00%	110%	1.00	60%	$2.52	20%	25%
Derivative Liability June 30, 2018	$0.55	$0.57	2.23%	0.00%	130%	0.78	60%	$2.52	20%	25%
Derivative Liability September 30, 2018	$0.31	$0.39	2.36%	0.00%	125%	0.53	60%	$2.52	20%	25%
Derivative Liability December 31, 2018	$0.31	$0.52	2.45%	0.00%	90%	0.28	60%	$2.52	20%	25%

Common Stock Warrants

The fair value of Series Q Warrants was derived using a Monte Carlo pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions. The assumptions used on April 9, 2018, June 30, 2018, September 30, 2018 and December 31, 2018 to value the common stock warrant liabilities are as follows:

	Exercise Price	Strike Floor	Closing Market Price (average)	Risk-free Rate	Dividend Yield	Market Price Volatility	Remaining Term (years)
Warrant Liability April 09, 2018	$1.12	$0.97	$0.85	2.60%	0.00%	120%	5.00
Warrant Liability June 30, 2018	$0.55	$0.19	$0.57	2.72%	0.00%	115%	4.78
Warrant Liability September 30, 2018	$0.32	$0.19	$0.39	2.93%	0.00%	115%	4.53
Warrant Liability December 31, 2018	$0.32	N/a	$0.52	2.49%	0.00%	120%	4.28

2018 Options

The determination of the estimated fair value of the 2018 Options (as defined in Note 10) using the Black-Scholes option-pricing model was affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatilities were based on a value calculated using the historical stock price volatility. Expected life was based on the specific vesting terms of the option and anticipated changes to market value and expected employee exercise behavior. The risk-free interest rate used in the option valuation model was based on U.S. Treasury zero-coupon securities with remaining terms similar to the expected term on the options. RGS does not anticipate paying any cash dividends on its Class A common stock in the foreseeable future and, therefore, an expected dividend yield of zero was used in the option valuation model. The assumptions used to value to 2018 Options as of December 31, 2018 are as follows:

2018 Non-Qualified Stock Options
Grant Date	Vesting Period	Expected Life	Expected Dividend Rate	Risk-free Rate	Market Price Volatility
June 21, 2018	2.78 years	4.2 years	0%	2.70%	148.77%
September 4, 2018	2.82 years	5.7 years	0%	2.78%	147.40%
September 10, 2018	2.81 years	5.7 years	0%	2.83%	146.66%
October 15, 2018	2.96 years	4.3 years	0%	2.96%	149.82%
October 29, 2018	2.92 years	4.3 years	0%	2.87%	150.34%

Nonrecurring Fair Value Measurements

The Company tests its long-lived assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable or that the carrying value may exceed its fair value.

As described in Note 12. Goodwill Impairment, during the second quarter of 2018, the Company recorded a $1.3 million impairment charge related to goodwill measured at fair value on a nonrecurring basis. When recognizing an impairment charge, the carrying value of the asset is reduced to fair value and the difference is recorded within operating earnings in our consolidated statements of operations. The fair value measurements included in the indefinite-lived intangible impairments were primarily based on significant unobservable inputs (Level 3) developed using company-specific information.

Other Financial Instruments

The Company's financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, deferred revenue and convertible debt. The carrying values of these financial instruments approximate their fair values, due to their short-term nature.